Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Details) - Interest rate risk [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
+100bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 213	£ 76
+/- 25bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	53	20
Net interest income sensitivity (AEaR), decrease	(108)	(83)
Barclays UK [member] | +100bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	124	45
Barclays UK [member] | +/- 25bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	30	11
Net interest income sensitivity (AEaR), decrease	(73)	(61)
Barclays International [member] | +100bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	89	31
Barclays International [member] | +/- 25bps [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	23	9
Net interest income sensitivity (AEaR), decrease	£ (35)	£ (22)